DIRECT HOSPITALITY EXPENSE	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE
DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Employee compensation and benefits	$81	$70	$162	$148
Cost of food, beverage, and retail goods sold	68	63	137	116
Maintenance and utilities	44	35	84	64
Marketing and advertising	19	15	42	30
Other	83	93	202	181
Total direct hospitality expense	$295	$276	$627	$539